Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedules of Revenue

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023.

Customer	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
A	100.0%		99.6%		*	%
B	*	%	*	%	92.0%

*	Less than 10%